The Munder Funds

Munder Balanced Fund

Munder Bond Fund

Munder Cash Investment Fund

Munder Emerging Markets Fund

Munder Future Technology Fund

Munder Healthcare Fund

Munder Index 500 Fund

Munder Intermediate Bond Fund

Munder International Bond Fund

Munder International Equity Fund

Munder International Growth Fund

Munder Large-Cap Value Fund

Munder Michigan Tax-Free Bond Fund

Munder Micro-Cap Equity Fund

Munder MidCap Select Fund

Munder Multi-Season Growth Fund

Munder NetNet Fund®

Munder Power Plus Fund®

Munder Real Estate Equity Investment Fund

Munder Small-Cap Value Fund

Munder Small Company Growth Fund

Munder Tax-Free Bond Fund

Munder Tax-Free Short & Intermediate Bond Fund

Munder U.S. Government Income Fund

Supplement Dated July 15, 2004

to Prospectuses Dated October 31, 2003

1. Under the heading of “Goal and Principal Investment Strategies,” of the Prospectus, the following disclosure is hereby added:

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month approximately 30 days after the end of such month. The Fund also publishes other analytical information (such as top ten holdings, sector holdings, portfolio transactions and other portfolio characteristics) relating to its portfolio as of the end of each calendar month approximately 15 days after the end of such month. The Fund makes this information available to the general public on the Fund’s website (www.munder.com).

2. Under the heading of “YOUR INVESTMENT—Share Class Selection – Class B Shares,” of the Prospectus, the last bullet point is hereby deleted in its entirety and replaced with the following:

- Should not be used for investments of over $100,000.

3. Under the heading of “PURCHASE INFORMATION—Policies for Purchasing Shares – Investment Minimums (Class A, B & C Shares),” of the Shareholder Guide in the Prospectus, the last paragraph is hereby deleted in its entirety and replaced with the following:

If you wish to invest more than $100,000, you should purchase Class A or Class C shares.

PLEASE RETAIN THIS FOR FUTURE REFERENCE.